Annual Operating Expenses - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Enhanced High Yield ETF - Fidelity Enhanced High Yield ETF
	Dec. 30, 2024
Operating Expenses:
Management fee	0.35%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.36%

[1]	A Adjusted to reflect current fees.